RECENT DEVELOPMENTS	6 Months Ended
Jun. 30, 2021
RECENT DEVELOPMENTS [Abstract]
RECENT DEVELOPMENTS

NOTE 3 - RECENT DEVELOPMENTS

In June 2021, the Company signed a definitive agreement with STMicroelectronics, an independent device manufacturer and a global semiconductor company serving customers across the spectrum of electronics applications ("ST"), to collaborate for an accelerated ramp-up of a 12-inch (300mm) state-of-the-art manufacturing facility, which is under construction in Agrate Brianza site in Italy. To implement this project, Tower is establishing a fully owned subsidiary in Italy (“TSIT”). ST and TSIT will share the clean room space and the facility infrastructure, with TSIT installing its own equipment in one third of the total space. Both companies will make significant investments in their respective process equipment and work together on the acceleration of the fab technology and equipment qualifications and subsequent manufacturing ramp-up, a key factor to reach a high utilization level and therefore a competitive wafer cost structure. Operations will continue to be managed by ST and the fab’s cost will be shared between the parties.

The products of the fab will be used in automotive, industrial and personal electronics applications and markets, and the manufacturing technologies of the fab are expected to include 130, 90 and 65nm processes for smart power, analog mixed signal, displays and analog RF processes.